Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Transactions were Carried Out with Related Parties
The following transactions were carried out with related parties:

	2020	2019

Sales of services
Associates (legal and administrative services) (i)	11	11
	11	11
Purchases of goods and services
Entity controlled management personnel (ii)	(16,652)	(10,029)
Associates (transaction services) (iii)	(2,032)	(451)
	(18,684)	(10,480)
(i)    In 2020 and 2019, related to services provided to VHSYS.
(ii)    Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services reimbursed to Zurich Consultoria e Participações Ltda, companies owned by related parties.
    In March 2020, the Group acquired, under arm’s length principle (using market quotation from specialized publication and comparable transaction), for R$ 15,974 an airplane from Zurich Consultoria e Participações Ltda (included in Property and equipment, Note 10). With the acquisition, travel to the various locations of the Company and its subsidiaries will be facilitated, the acquisition aims to meet the interests and needs of StoneCo and its affiliates in the development of its activities and the utilization of this airplane must follows the Airplane Use and Disbursements Policy, approved by the Board.
(iii)    Related mainly to commission expenses paid to Collact due to new customer acquisition.
    Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
    In May 2020, the Group acquired the control of Vitta Group (Note 5). Some of the Vitta’s selling shareholders are member of the Company’s Board of Directors. The Group paid R$ 1,436 to related parties through this business combination and they do not hold any rights under additional payments to be made related to this acquisition.
As of December 31, 2020, some officers and directors were subscribed to the Group’s banking solution, the total amount recognized in other liabilities is R$ 33.
Summary of Balances Outstanding at the End of Reporting Period
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2020	2019

Loans to management personnel	4,149	6,084
Convertible loans	3,051	6,753
Receivables from related parties	7,200	12,837

Summary of Compensation Expense	For the years ended December 31, 2020 and 2019, compensation expense was as follows:

	2020	2019

Short-term benefits	15,202	11,902
Share-based payments (Note 26)	32,305	18,878
	47,507	30,780